Loss Before Tax	12 Months Ended
Jun. 30, 2026
Loss Before Tax [Abstract]
LOSS BEFORE TAX

17. LOSS BEFORE TAX

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

Loss before tax is arrived at after charging:

Depreciation of:
- property, plant and equipment	26,264,097	28,308,000	28,310,019
- right-of-use assets	125,582	124,572	124,572
Amortization of intangible assets	15,632,733	18,931,458	27,871,638
Directors’ remuneration	1,574,718	1,898,685	1,546,417
Staff Cost - Group directors’ remuneration	1,418,142	1,791,478	1,392,506
Staff Cost - Subsidiary director’s remuneration	156,576	107,207	153,911
Staff Cost - Other staff cost	997,780	1,268,728	3,008,153
Intangible assets written-off	-	290,004	-
Loss on disposal of subsidiaries	-	-	305,818
Interest expense of lease liabilities	8,805	4,055	10,307
Impairment loss on deposits	5,704	4,000,000	-
Impairment loss on goodwill	22,150,110	7,734,427	-
Impairment loss on other intangible assets	15,666,760	8,044,989	-
Impairment loss on property, plant and equipment	10,018,141	6,962,010	-
Property, plant and equipment written off	-	15,864	-
Low value lease	3,233	4,190	6,360
Short term lease	16,703	951,060	81,756
Waiver of debts granted	-	46,035	-

And crediting:

Gain on disposal of a subsidiary	(4,439)	-	-
Interest income	(784,779)	(957,249)	(1,607,963)
Reversal of impairment on trade receivables	-	(94,000)	-
Waiver of debt received	-	(50,598)	-